Pension and Other Post-Retirement Benefits	12 Months Ended
Dec. 31, 2017
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Pension and Other Post-Retirement Benefits
Note 26	Pension and Other Post-Retirement Benefits

The company offers pension and other post-retirement benefits to qualified employees: defined benefit pension plans; defined contribution pension plans; and health, disability, dental and life insurance (referred to as other defined benefit) plans. Substantially all employees participate in at least one of these plans.

Defined Benefit Plans

Accounting Policies	Accounting Estimates and Judgments

For employee retirement and other defined benefit plans:

• accrued liabilities are recorded net of plan assets;

• costs [1] are actuarially determined on a regular basis using the projected unit credit method;

• net interest is based on the discount rate used to measure plan obligations or assets at the beginning of the annual period;

Estimates and judgments are required to determine discount rates, health care cost trend rates, projected salary increases, retirement age, longevity and termination rates. These assumptions are determined by management and are reviewed annually by the company’s independent actuaries.

Accounting Policies continued	Accounting Estimates and Judgments continued

• past service cost is recognized in net income at the earlier of when i) a plan amendment or curtailment occurs; or ii) related restructuring costs or termination benefits are recognized;

• net interest is presented within finance costs; and

• other components of costs are presented within cost of goods sold or selling and administrative expenses, as applicable.

Remeasurements, recognized immediately in OCI in the period they occur, are comprised of actuarial gains and losses, return on plan assets (excluding amounts included in net interest) and the effect of the asset ceiling (if applicable).

When a plan amendment occurs before a settlement, the company recognizes past service cost before any gain or loss on settlement.

The company’s discount rate assumption is impacted by:

• the weighted average interest rate at which each pension and other post-retirement plan liability could be effectively settled at the measurement date;

• country specific rates; and

• the use of a yield curve approach.[2]

[2] Based on the respective plans’ demographics, expected future pension benefits and medical claims, payments are measured and discounted to determine the present value of the expected future cash flows. The cash flows are discounted using yields on high-quality AA-rated non-callable bonds with cash flows of similar timing where there is a deep market for such bonds. Where the company does not believe there is a deep market for such bonds (such as for terms in excess of 10 years in Canada), the cash flows are discounted using a yield curve derived from yields on provincial bonds rated AA or better to which a spread adjustment is added to reflect the additional risk of corporate bonds. For Trinidad plans, the cash flows are discounted using yields on local market government bonds with cash flows of similar timing. The resulting rates are used by the company to determine the final discount rate.

[1] Including service costs, past service costs, gains and losses on curtailments and settlements, net interest and remeasurements.

The significant assumptions used to determine the benefit obligations and expense for the company’s significant plans were as follows:

	Pension			Other
	2017	2016	2015	2017		2016		2015
Assumptions used to determine benefit obligations as at December 31
Discount rate, %	3.65	4.25	4.35	3.65		4.40		4.45
Rate of increase in compensation levels, %	5.00	5.00	5.00	n/a		n/a		n/a
Medical cost trend rate – assumed, %	n/a	n/a	n/a	5.60-4.50	[1]	5.70-4.50	[1]	5.80-4.50	[1]
Medical cost trend rate – year reaches ultimate trend rate	n/a	n/a	n/a	2037		2037		2037
Mortality assumptions [2]
Life expectancy at 65 for a male member currently at age 65	20.7	21.8	21.7	20.0		21.1		21.0
Life expectancy at 65 for a female member currently at age 65	22.7	24.0	23.9	22.4		23.7		23.6

Assumptions used to determine benefit expense for the year
Discount rate, %	4.25	4.35	4.00	4.40		4.45		4.00
Rate of increase in compensation levels, %	5.00	5.00	5.00	n/a		n/a		n/a
Medical cost trend rate – assumed, %	n/a	n/a	n/a	5.70-4.50	[1]	5.80-4.50	[1]	6.90-4.50	[1]
Medical cost trend rate – year reaches ultimate trend rate	n/a	n/a	n/a	2037		2037		2027
Mortality assumptions [2]
Life expectancy at 65 for a male member currently at age 65	21.8	21.7	21.6	21.1		21.0		21.6
Life expectancy at 65 for a female member currently at age 65	24.0	23.9	23.8	23.7		23.6		23.8

[1] The company assumed a graded medical cost trend rate starting at 5.60 percent in 2017, moving to 4.50 percent by 2037 (starting at 5.70 and 5.80 percent in 2016 and 2015, respectively, moving to 4.50 percent by 2037 and 2027, respectively).

[2] Based on actuarial advice in accordance with the latest available published tables, adjusted where appropriate to reflect future longevity improvements for each country.

n/a = not applicable

Other variables that impacted the benefit obligations and expense for the company’s significant plans as at December 31 were as follows:

	Pension			Other
	2017	2016	2015	2017	2016	2015
Average remaining service period of active employees (years)	9.0	9.8	9.7	12.2	11.9	11.8
Average duration of the defined benefit obligations [1] (years)	15.7	15.5	15.5	19.0	19.3	19.2

[1] Weighted average length of the underlying cash flows.

Of the most significant assumptions, a change in discount rates has the greatest potential impact on the company’s pension and other post-retirement benefit plans, with sensitivity to change as follows:

		2017		2016

These sensitivities are hypothetical, should be used with caution and cannot be extrapolated because the relationship of the change in assumption to the change in amounts may not be linear. The sensitivities have been calculated independently of changes in other key variables. Changes in one factor may result in changes in another, which could amplify or reduce certain sensitivities.

	Change in Assumption	Benefit Obligations	Expense in Income Before Income Taxes	Benefit Obligations	Expense in Income Before Income Taxes
As reported		$1,831	$75	$1,698	$66
Discount rate	1.0 percentage point i	326	20	302	18
	1.0 percentage point h	(251)	(18)	(234)	(17)

Supporting Information

Description of Defined Benefit Pension Plans

The company sponsors defined benefit pension plans as follows:

	Plan Type	Contributions
United States	• Non-contributory;	• Made to meet or exceed minimum funding requirements of the Employee Retirement Income Security Act of 1974 (“ERISA”) and associated Internal Revenue Service regulations and procedures.
• guaranteed annual pension payments for life;
• benefits generally depend on years of service and compensation level in the final years leading up to age 65; • benefits available starting at age 55 at a reduced rate; and
Canada		• Made to meet or exceed minimum funding requirements based on provincial statutory requirements and associated federal taxation rules.
• plans provide for maximum pensionable salary and maximum annual benefit limits.

Trinidad

• Contributory;

• guaranteed annual pension payments for life;

• benefits depend on years of service, compensation level in the final years leading up to age 60 and additional voluntary contributions, if any;

• benefits available with at least five years of pensionable service at age 50 at a reduced rate; and

• plan provides for pensionable salary and maximum annual benefit limits.

• Made to meet or exceed minimum funding requirements based on local statutory requirements; and • any company contributions must meet or exceed any required employee contributions.

Supplemental Plans in US and Canada for Senior Management	• Non-contributory; • unfunded; and • supplementary pension benefits.	• Provided for by charges to earnings sufficient to meet the projected benefit obligations; and • payments to plans are made as plan payments to retirees occur.

The company’s defined benefit pension plans discussed above are funded with separate funds that are legally separated from the company and administered through an employee benefits or management committee in each country, which is composed of employees of the company. The employee benefits or management committee is required by law to act in the best interests of the plan participants and in the US and Canada is responsible for the governance of the plans, including setting certain policies (e.g., investment and contribution) of the funds. In Trinidad, the plan’s trustee has these responsibilities and the management committee assists the trustee to administer the plan. The current investment policy for each country’s plans does not include any asset/liability matching strategies or currency hedging strategies. Plan assets held in trusts are governed by local regulations and practice in each country, as is the nature of the relationship between the company and the trustees and their composition.

The defined benefit pension plans expose the company to broadly similar actuarial risks. The most significant risks as discussed below include: investment risk, interest rate risk, longevity risk and salary risk. These plans are not exposed to any other significant, unusual or specific risks.

Investment Risk

A deficit will be created if plan assets underperform the discount rate used in the defined benefit obligation valuation. To mitigate investment risk, the company employs:

•	a total return on investment approach whereby a mix of equities and fixed income investments is used to maximize long-term return for a prudent level of risk;

•	risk tolerance established through careful consideration of plan liabilities, plan funded status and corporate financial condition; and

•	a diversified mix of equity and fixed income investments.

For plans in the US and Canada, equity investments are diversified across US and non-US stocks, as well as growth, value and small and large capitalization investments. US equities are also diversified across actively managed and passively invested portfolios. Other assets such as private equity and hedge funds are not used at this time. Investment risk is measured and monitored on an ongoing basis through quarterly investment portfolio reviews, annual liability measurements and periodic asset/liability studies.

The investment strategy in Trinidad is largely dictated by local investment restrictions (maximum of 50 percent in equities and 20 percent in assets originating from outside of Trinidad) and asset availability since the local equity market is small and there is little secondary market activity in debt securities.

Interest Rate Risk

A decrease in bond interest rates will increase the pension liability; however, this is generally expected to be partially offset by an increase in the return on the plan’s debt investments.

Longevity Risk

An increase in life expectancy of plan participants will increase the plan’s liability.

Salary Risk

An increase in the salary of the plan’s participants will increase the plan’s liability.

As at December 31, 2017 and 2016, the company’s Canadian and Trinidadian defined benefit pension plans were in a surplus position. The company has determined that, in accordance with the terms and conditions of the plans and statutory requirements (such as minimum funding requirements) of the respective jurisdictions, the present value of refunds or reductions in future contributions was higher than the surpluses. This determination was made on a plan-by-plan basis. Therefore, no reduction in the defined benefit asset was required as at December 31, 2017 and 2016.

During 2016, the Canadian plan had a settlement in the amount of $26 and in 2015 the US plan had a settlement in the amount of $45 as certain eligible vested plan members elected a single sum payment. There were no significant plan amendments or curtailments during 2017 or 2016.

Description of Other Post-Retirement Plans

The company provides contributory health care plans for certain eligible retired employees in the US, Canada and Trinidad. Eligibility for these benefits is generally based on a combination of age and years of service at retirement. Certain terms of the plans include:

•	coordination with government-provided medical insurance in each country;

•	certain unfunded cost-sharing features such as co-insurance, deductibles and co-payments – benefits subject to change;

•	for the US, maximum lifetime benefits;

•	at retirement, the employee’s spouse and certain dependent children may be eligible for coverage; and

•	benefits are self-insured and are administered through third-party providers.

Canadian and Trinidad retirees currently pay 25 percent of the annual cost while US retirees share a larger portion of the cost, based on inflation. The company’s share of annual inflation is limited to 75 percent of the first 6 percent of total inflation for recent and future eligible retirees. Any cost increases in excess of this amount are funded by retiree contributions. The company currently funds approximately 70 percent of US retiree medical costs while the retirees are responsible for the balance.

The company provides non-contributory life insurance plans for certain US, Canadian and Trinidadian retired employees who meet specific age and service eligibility requirements. Retiree life insurance coverage is generally salary-related, which decreases over retirement years according to varying schedules. These benefits are funded through term insurance premiums with local insurance companies in each country.

The company’s other post-retirement plans expose it to similar risks as discussed above related to the defined benefit plans. These plans are not exposed to any other unusual or specific risks.

There were no significant plan amendments, settlements or curtailments during 2017 or 2016.

Financial Information

Components of defined benefit expense recognized in the consolidated statements of income

	Pension			Other			Total

	2017	2016	2015	2017	2016	2015	2017	2016	2015

Current service cost for benefits earned during the year	$38	$35	$36	$10	$10	$12	$48	$45	$48
Net interest expense	3	3	4	16	16	15	19	19	19
Past service cost, including curtailment gains and settlements	–	(2)	(2)	–	(2)	–	–	(4)	(2)
Foreign exchange rate changes and other	4	5	(7)	4	1	(9)	8	6	(16)

Components of defined benefit expense recognized in net income	$45	$41	$31	$30	$25	$18	$75	$66	$49

Remeasurements of the net defined benefit liability recognized in the consolidated statements of comprehensive income

	Pension			Other			Total

	2017	2016	2015	2017	2016	2015	2017	2016	2015

Actuarial loss (gain) arising from changes in financial assumptions	$113	$13	$(39)	$27	$ (5)	$(46)	$140	$ 8	$(85)
Actuarial (gain) loss arising from changes in demographic assumptions	(49)	5	(15)	(34)	3	(13)	(83)	8	(28)
(Return) loss on plan assets (excluding amounts included in net interest)	(123)	(48)	55	–	–	–	(123)	(48)	55
Components of defined benefit expense recognized in OCI [1]	$(59)	$(30)	$1	$(7)	$ (2)	$(59)	$(66)	$ (32)	$(58)

[1] Total net of income taxes was $(46) (2016 – $(16), 2015 – $(36)).

96% Funded percentage for the defined benefit pension plans as at December 31, 2017 (2016 – 94 percent) (unaudited)

Movements in the pension and other post-retirement benefit assets (liabilities) as at and for the years ended December 31

	Pension		Other		Total

	2017	2016	2017	2016	2017	2016

Change in benefit obligations
Balance, beginning of year	$1,330	$1,305	$368	$354	$1,698	$1,659
Current service cost	38	35	10	10	48	45
Interest expense	56	54	16	16	72	70
Actuarial loss (gain) arising from changes in financial assumptions	113	13	27	(5)	140	8
Actuarial (gain) loss arising from changes in demographic assumptions	(49)	5	(34)	3	(83)	8
Foreign exchange rate changes	7	(1)	4	1	11	–
Contributions by plan participants	1	1	4	4	5	5
Benefits paid	(51)	(54)	(9)	(13)	(60)	(67)
Past service cost, including curtailment gains and settlements	–	(28)	–	(2)	–	(30)

Balance, end of year	1,445	1,330	386	368	1,831	1,698

Change in plan assets
Fair value, beginning of year	1,246	1,197	–	–	1,246	1,197
Interest included in net income	53	51	–	–	53	51
Return on plan assets (excluding amounts included in net interest)	123	48	–	–	123	48
Foreign exchange rate changes and other	3	(6)	–	–	3	(6)
Contributions by plan participants	1	1	4	4	5	5
Employer contributions	5	35	5	8	10	43
Benefits paid	(51)	(54)	(9)	(12)	(60)	(66)
Settlements	–	(26)	–	–	–	(26)

Fair value, end of year	1,380	1,246	–	–	1,380	1,246

Funded status	$(65)	$(84)	$(386)	$(368)	$(451)	$(452)

Balance comprised of:
Non-current assets
Other assets (Note 14)	$24	$23	$–	$–	$24	$23
Current liabilities
Payables and accrued charges (Note 16)	(25)	(22)	(10)	(10)	$(35)	(32)
Non-current liabilities
Pension and other post-retirement benefit liabilities	(64)	(85)	(376)	(358)	(440)	(443)

Plan Assets

The fair value of plan assets of the company’s defined benefit pension plans, by asset category, was as follows as at December 31:

	2017			2016

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other (Levels 2 & 3)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other (Levels 2 & 3)	Total

Cash and cash equivalents	$13	$33	$46	$9	$29	$38
Equity securities
US	250	2	252	207	–	207
International	27	29	56	26	31	57
US mutual/commingled funds	315	–	315	316	–	316
International mutual/commingled funds	124	–	124	100	53	153
Debt securities
US corporate debt instruments	–	61	61	–	55	55
International corporate debt instruments	–	21	21	–	19	19
US government and agency securities	38	–	38	–	103	103
International government and agency securities	–	49	49	–	50	50
Mortgage-backed securities	–	88	88	–	28	28
US mutual/commingled funds	152	16	168	123	20	143
International mutual/commingled funds	–	9	9	–	–	–
International balanced fund	–	173	173	–	89	89
Other	(20)	–	(20)	(14)	2	(12)

Total pension plan assets	$899	$481	$1,380	$767	$479	$1,246

Letters of credit secured certain of the Canadian unfunded defined benefit plan liabilities as at December 31, 2017 and 2016.

Defined Contribution Plans

Accounting Policy

Defined contribution plan costs are recognized in net income for services rendered by employees during the period.

Supporting Information

Total contributions recognized as expense under all plans as at December 31, 2017 was $19 (2016 – $20, 2015 – $25).

Cash Payments to All Plans

Total cash payments for pensions and other post-retirement benefits for 2017 were $29 (2016 – $63, 2015 – $44). The company expects to contribute approximately $58 to all pension and post-retirement plans during 2018.